Expense Example - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Premium Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381